Statutory Requirements and Dividend Restrictions	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Statutory Requirements and Dividend Restrictions
16.          Statutory Requirements and Dividend Restrictions
The Group’s ability to pay dividends is subject to certain regulatory restrictions on the payment of dividends by its subsidiaries. The payment of such dividends is limited by applicable laws and statutory requirements of the jurisdictions in which the Group and its subsidiaries operate, detailed further below. The minimum required statutory capital and surplus is the amount of statutory capital and surplus necessary to satisfy regulatory requirements based on the Group’s current operations.
The estimated statutory capital and surplus and minimum required statutory capital and surplus for the Group’s regulatory jurisdictions is as follows:

	December 31, 2023
	Bermuda (1)	United Kingdom (2)	Republic of Ireland(2)
Required statutory capital and surplus	$735.0	$505.0	$95.0
Actual statutory capital and surplus	1,920.0	955.0	180.0
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(1)Required statutory capital and surplus represents the Enhanced Capital Requirement (“ECR”).
(2)Required statutory capital and surplus represents the Solvency II Solvency Capital Requirement (“SCR”).

	December 31, 2022
	Bermuda (1)	United Kingdom (2)	Republic of Ireland(2)
Required statutory capital and surplus	$622.2	$552.1	$84.3
Actual statutory capital and surplus	1,503.5	848.0	138.6
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(1)Required statutory capital and surplus represents the Enhanced Capital Requirement (“ECR”).
(2)Required statutory capital and surplus represents the Solvency II Solvency Capital Requirement (“SCR”).
Statutory net income/(loss) of the Group’s regulated insurance operations are detailed below:

	Statutory Net Income/(Loss)
	Bermuda	United Kingdom	Republic of Ireland
Year ended December 31, 2023	$345.2	$68.1	$19.3
Year ended December 31, 2022	(0.6)	69.7	(0.1)
Year ended December 31, 2021	$40.4	$50.7	$4.7

For the Group, there are no significant differences between statutory financial statements and statements prepared in accordance with GAAP, other than the exclusion of the net deferred tax asset of $90.0 million in connection with the implementation of the Bermuda corporate income tax (Note 20, Income Taxes). There were no prescribed or permitted regulatory accounting practices for any of the Company’s insurance or reinsurance entities that resulted in reported statutory surplus that differed from that which would have been reported under the prescribed practices of the respective regulatory authorities.

Bermuda operations
The BMA acts as group supervisor and has designated FIBL as the ‘designated insurer’ of the Group. In accordance with the Group supervision and insurance group solvency rules, the Group is required to prepare and submit audited Group GAAP financial statements, a Group statutory financial return (“SFR”), a Group capital and solvency return (“CSR”) and a Group Quarterly Financial Return (“QFR”).
Under the Insurance Act 1978, amendments thereto and Related Regulations of Bermuda (the Insurance Act), FIBL is required to prepare and submit annual audited GAAP financial statements and statutory financial statements and to file with the BMA an SFR, CSR and audited GAAP financial statements.
As a Class 4 (re)insurer, FIBL is required to maintain available statutory economic capital and surplus at a level equal to or greater than the ECR. The ECR is the higher of the prescribed minimum solvency margin (“MSM”) or the required capital calculated by reference to the Bermuda Solvency Capital Requirement (“BSCR”) model. The BSCR model is a risk-based capital model that provides a method for determining a (re)insurer’s capital requirements (statutory capital and surplus) by taking into account the risk characteristics of different aspects of the (re)insurer’s business. In addition, the Group is required to maintain available statutory economic capital and surplus at a level equal to or in excess of the group ECR which is established by reference to the Group BSCR model.
Under the Insurance Act, FIBL is restricted from payment of dividends for amounts greater than 25% of the prior year’s statutory capital and surplus, or 15% of the prior year’s statutory capital without seeking prior approval from the BMA by submitting an affidavit stating that the proposed reduction of capital will not cause the insurer to fail to meet its relevant solvency and liquidity margins. At December 31, 2023 the maximum dividend FIBL can pay without approval from the BMA, having met minimum levels of statutory capital and surplus requirements, was approximately $360.5 million (2022: $424.4 million).
United Kingdom operations
FUL is regulated by the PRA and therefore is subject to the Solvency II regime which has been effective from January 1, 2016 and established capital requirements, risk management and disclosure standards. The Group is required to meet a SCR which is calibrated to seek to ensure a 99.5% confidence of the ability to meet obligations over a twelve-month time horizon. The Group calculates its SCR in accordance with the standard formula prescribed in the Solvency II regulations as the assumptions underlying the standard formula are not inappropriate for FUL’s risk profile.
The PRA regulatory requirements impose no explicit restrictions on the U.K. subsidiaries' ability to pay a dividend, but FUL would have to notify the PRA 28 days prior to any proposed dividend payment. In addition, the Group's U.K. subsidiaries must comply with the United Kingdom Companies Act of 2006, which provides that dividends may only be paid out of profits available for that purpose.
Ireland operations
FIID is regulated by the CBI and is also subject to the Solvency II regime. The Group is required to meet its SCR which, as for FUL, is calibrated to seek to ensure a 99.5% confidence of the ability to meet obligations over a twelve-month time horizon. The Group calculates its SCR in accordance with the standard formula prescribed in the Solvency II regulations as the assumptions underlying the standard formula are not inappropriate for FIID’s risk profile.
The regulatory requirements impose no explicit restrictions on FIID’s ability to pay a dividend, but FIID would have to notify the CBI prior to any proposed dividend payment. Under Irish Group law dividends may only be distributed from profits available for distribution, which consist of accumulated realized profits less accumulated realized losses.